Share Based Compensation and Benefit Plans - Options Exercised During the Periods (Details) - Share-Based Payment Arrangement, Option - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Intrinsic value	$ 761	$ 752	$ 293
Cash proceeds received	131	117	57
Tax benefit realized	$ 160	$ 158	$ 61